Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue
Passenger ticket	$ 457,619	$ 416,219	$ 816,547	$ 767,549	$ 1,604,563		$ 1,563,363		$ 1,411,785
Onboard and other	186,814	167,015	355,517	331,115	671,683		655,961		600,343
Total revenue	644,433	583,234	1,172,064	1,098,664	2,276,246		2,219,324		2,012,128
Cruise operating expense
Commissions, transportation and other	112,985	108,694	207,564	199,309	410,531		410,709		379,532
Onboard and other	49,316	44,009	91,687	83,210	173,916		169,329		153,137
Payroll and related	82,809	74,374	156,848	147,722	293,059		290,822		265,390
Fuel	75,582	71,615	148,080	137,141	283,678		243,503		207,210
Food	33,674	31,331	63,636	62,711	125,807		124,933		114,064
Other	66,713	57,718	115,953	109,675	191,442		228,580		227,843
Total cruise operating expense	421,079	387,741	783,768	739,768	1,478,433		1,467,876		1,347,176
Other operating expense
Marketing, general and administrative	74,111	61,807	159,317	132,969	251,183		251,351		264,152
Depreciation and amortization	53,854	46,680	102,602	92,477	189,537		183,985		170,191
Total other operating expense	127,965	108,487	261,919	225,446	440,720		435,336		434,343
Operating income	95,389	87,006	126,377	133,450	357,093		316,112		230,609
Non-operating income (expense)
Interest expense, net	(103,686)	(48,905)	(231,342)	(95,075)	(189,930)		(190,187)		(173,672)
Management fee
Other income (expense)	429	(1,999)	1,794	1,086	1,393		934		(33,951)
Equity in earnings of subsidiaries
Total non-operating income (expense)	(103,257)	(50,904)	(229,548)	(93,989)	(188,537)		(189,253)		(207,623)
Net income (loss) before income taxes	(7,868)	36,102	(103,171)	39,461
Income tax expense, net	(1,047)	(71)	(3,244)	(146)
Net income (loss)	(8,915)	36,031	(106,415)	39,315	168,556		126,859		22,986
Net loss attributable to non-controlling interest	(74)		(1,179)
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$ (8,841)	$ 36,031	$ (105,236)	$ 39,315
Weighted-average shares outstanding
Basic	203,997,492	178,199,155	201,189,562	178,178,612	178,232,850	[1]	177,869,461	[1]	177,563,047	[1]
Diluted	203,997,492	178,949,924	201,189,562	178,961,249	179,023,683	[1]	178,859,720	[1]	178,461,210	[1]
Earnings (loss) per share
Basic	$ (0.04)	$ 0.20	$ (0.52)	$ 0.22	$ 0.95		$ 0.71		$ 0.13
Diluted	$ (0.04)	$ 0.20	$ (0.52)	$ 0.22	$ 0.94		$ 0.71		$ 0.13

[1]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.